Pension and other employee obligations (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Pension and Other Employee Obligations

Pension and other employee obligations consist of the following:

	As at
	March 31, 2019	March 31, 2018
Current:
Salaries and bonus	$62,320	$59,346
Pension	854	1,189
Withholding taxes on salary and statutory payables	4,947	4,082

Total	$68,121	$64,617

Non-current:
Pension and other obligations	$11,248	$9,621

Total	$11,248	$9,621

Summary of Employee Benefit Costs

Employee benefit costs consist of the following:

	Year ended March 31,
	2019	2018	2017
Salaries and bonus	$424,005	$405,665	$307,378
Employee benefit plans:
Defined contribution plan	11,572	11,684	10,265
Defined benefit plan	2,242	3,042	2,639
Share-based compensation expense (Refer Note 24)	30,305	30,565	23,036

Total	$468,124	$450,956	$343,318

Employee benefit costs is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2019	2018	2017
Cost of revenue	$346,914	$329,289	$249,701
Selling and marketing expenses	34,054	31,373	24,717
General and administrative expenses	87,156	90,294	68,900

Total	$468,124	$450,956	$343,318

Contributions to Defined Contribution Plans

The Company’s contributions to defined contribution plans are as follows:

	Year ended March 31,
	2019	2018	2017
India	$7,919	$8,123	$7,587
Philippines	162	127	106
South Africa	840	860	715
Sri Lanka	505	625	661
United Kingdom	759	670	780
United States	1,387	1,279	416

Total	11,572	11,684	10,265

Summary of Net Periodic Cost

The net periodic cost recognized by the Company in respect of gratuity payments under the Company’s gratuity plans covering eligible employees of the Company in India, the Philippines and Sri Lanka is as follows:

	Year ended March 31,
	2019	2018	2017
Service cost	$1,621	$1,917	$2,188
Past service cost	—	538	—
Interest on the net defined benefit liability	621	587	451

Net gratuity cost	$2,242	$3,042	$2,639

Summary of Net Defined Benefit Liability (Asset)

	As at
	March 2019	March 2018
Change in projected benefit obligations
Obligation at beginning of the year	$11,101	$11,776
Foreign currency translation	(671)	(118)
Service cost	1,621	1,917
Past service cost	—	538
Interest cost	692	657
Benefits paid	(1,213)	(1,160)
Actuarial (gain)/loss
From changes in demographic assumptions	48	62
From changes in financial assumptions	32	(3,428)
From actual experience compared to assumptions	942	857

Benefit obligation at end of the year	$12,552	$11,101

Change in plan assets
Plan assets at beginning of the year	$1,041	$976
Foreign currency translation	(57)	(5)
Expected return on plan assets	71	70
Actuarial (loss) /gain	(21)	(23)
Actual contributions	1,354	1,104
Benefits paid	(1,129)	(1,081)

Plan assets at end of the year	$1,259	$1,041

Accrued pension liability
Current	$854	$1,189
Non-current	10,439	8,871

Net amount recognized	$11,293	$10,060

Present value of funded defined benefit obligation	$11,911	$10,418
Fair value of plan assets	(1,259)	(1,041)

	10,652	9,377

Present value of unfunded defined benefit obligation	$641	$683

Weighted average duration of defined benefit obligation (both funded and unfunded)	5.0 years	4.8 years

Actuarial Assumptions For Gratuity Plans

The assumptions used in accounting for the gratuity plans are as follows:

	Year ended March 31,
	2019	2018	2017
Discount rate:
India	6.6% to 7.0%	6.6% to 7.3%	7.05%
Philippines	6.1%	3.1%	5.45%
Sri Lanka	11.0%	10.0%	12.8%
Rate of increase in compensation level	7.0% to 8.0%	7.0% to 10.0%	7.0% to 15.0%
Expected rate of return on plan assets	7.0%	7.3%	7.05%

Sensitivity of Defined Benefit Obligation to a Change in Each Significant Actuarial Assumption

As at March 31, 2019, for each of the Company’s defined benefit plans, the sensitivity of the defined benefit obligation to a change in each significant actuarial assumption is as follows:

	India	Philippines	Sri Lanka
Discount rate:
Increase in discount rate by 1%	(4.7)%	(0.9)%	(4.2)%
Decrease in discount rate by 1%	5.2%	1.0%	4.6%
Rate of increase in compensation level:
Increase in salary escalation rate by 1%	4.1%	0.5%	4.2%
Decrease in salary escalation rate by 1%	(3.9)%	(0.5)%	(3.9)%

Maturity Analysis of Defined Benefit Payments	The maturity analysis of the Company’s defined benefit payments is as follows:

Amount
2020	$2,113
2021	2,134
2022	2,250
2023	2,439
2024	2,524
Thereafter	11,535

$22,995